General and administrative expenses (Tables)	12 Months Ended
Dec. 31, 2020
Text Block [Abstract]
Summary of General And Administrative Expenses

	2020	2019	2018
	€	€	€
Personnel expenses (Note 5)	(1,490,674)	(49,601)	(799)
Consulting fees	(1,042,195)	(990,730)	(333,160)
Professional fees	(943,322)	(495,326)	(62,958)
Accounting, tax and auditing fees	(1,275,842)	(300,841)	(111,852)
Travel expenses	(26,773)	(236,904)	(47,536)
Facilities, communication & office expenses	(551,223)	(167,062)	(84,970)
Other expenses	(168,462)	(85,255)	(26,846)

	(5,498,491)	(2,325,719)	(668,121)